Unaudited Condensed Consolidated Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Revenues
Revenues	$ 82,108,144	$ 86,735,515
Revenues – related party	7,340,891	1,891,884
Total revenues	89,449,035	88,627,399
Expenses
Voyage expenses	9,894,145	7,753,002
Voyage expenses – related party	1,089,651	1,094,730
Vessels' operating expenses	23,447,417	21,972,357
Vessels' operating expenses – related party	3,066,316	885,261
Dry-docking costs	2,456,614	2,045,656
Management fees – related party	3,502,450	3,207,885
General and administrative expenses	1,892,747	2,151,866
Depreciation	22,671,019	21,442,465
Net gain on sale of vessels		(1,372,409)
Total expenses	68,020,359	59,180,813
Income from operations	21,428,676	29,446,586
Other income and (expenses)
Interest and finance costs	(5,932,624)	(7,250,396)
(Loss)/gain on derivatives	64,611	(1,153,309)
Interest income	203,666	169,844
Foreign exchange loss	(79,232)	(13,316)
Other expenses, net	(5,743,579)	(8,247,177)
Net income	$ 15,685,097	$ 21,199,409
Earnings per share
- Basic (in Dollars per share)	$ 0.58	$ 1.03
- Diluted (in Dollars per share)	$ 0.58	$ 1.03
Weighted average number of shares
-Basic (in Shares)	26,997,623	20,552,568
-Diluted (in Shares)	26,997,623	20,552,568